CASH AND CASH EQUIVALENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	₺ 5,266,008	₺ 6,264,371		₺ 1,324,792
Interest accrual on cash and cash equivalents	6,207	1,420
Cash and cash equivalents as reported in the consolidated statement of cash flows	₺ 5,259,801	₺ 6,262,951	[1]	₺ 1,323,982	[1]	₺ 722,367
TRY
CASH AND CASH EQUIVALENTS
Weighted average interest rates of time deposits	20.64%	15.00%
US Dollar
CASH AND CASH EQUIVALENTS
Weighted average interest rates of time deposits	1.87%	1.00%
Time deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 2,208,239	₺ 23,346
Time deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	2,799,631	6,158,696
Demand deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	214,337	81,121
Demand deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	43,477	1,071
Other foreign currency deposits
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 324	₺ 137

[1]	Classification of certain figures is corrected compared to the published financial statements as of 31 December 2021 and 31 December 2020. For further information, refer to note 2.5